Intangible Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible Assets
16.	INTANGIBLE ASSETS

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2015	$5,888.8	$6,350.3	$18,697.1	$4,292.5	$35,228.7
Additions	—	2,112.5	867.8	587.8	3,568.1
Retirements	—	—	(101.4)	—	(101.4)
Effect of acquisition of subsidiary	52.7	—	12.1	—	64.8
Effect of exchange rate changes	163.3	(8.5)	(1.2)	(1.3)	152.3

Balance at December 31, 2015	$6,104.8	$8,454.3	$19,474.4	$4,879.0	$38,912.5

Accumulated amortization and impairment
Balance at January 1, 2015	$—	$3,778.9	$14,861.1	$3,057.2	$21,697.2
Additions	—	950.9	1,672.6	578.7	3,202.2
Retirements	—	—	(101.4)	—	(101.4)
Impairment	—	58.1	0.4	—	58.5
Effect of exchange rate changes	—	(8.5)	(1.1)	(0.3)	(9.9)

Balance at December 31, 2015	$—	$4,779.4	$16,431.6	$3,635.6	$24,846.6

Carrying amounts at December 31, 2015	$6,104.8	$3,674.9	$3,042.8	$1,243.4	$14,065.9

Cost
Balance at January 1, 2016	$6,104.8	$8,454.3	$19,474.4	$4,879.0	$38,912.5
Additions	—	1,091.3	2,788.5	519.3	4,399.1
Retirements	—	—	(5.2)	—	(5.2)
Effect of exchange rate changes	(96.8)	0.4	(14.1)	(11.9)	(122.4)

Balance at December 31, 2016	$6,008.0	$9,546.0	$22,243.6	$5,386.4	$43,184.0

Accumulated amortization and impairment
Balance at January 1, 2016	$—	$4,779.4	$16,431.6	$3,635.6	$24,846.6
Additions	—	1,367.4	1,730.8	645.2	3,743.4
Retirements	—	—	(5.2)	—	(5.2)
Effect of exchange rate changes	—	0.4	(12.7)	(3.3)	(15.6)

Balance at December 31, 2016	$—	$6,147.2	$18,144.5	$4,277.5	$28,569.2

Carrying amounts at December 31, 2016	$6,008.0	$3,398.8	$4,099.1	$1,108.9	$14,614.8

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2017	$6,008.0	$9,546.0	$22,243.6	$5,386.4	$43,184.0
Additions	—	897.9	3,021.1	349.2	4,268.2
Retirements	—	—	(75.2)	—	(75.2)
Reclassification	—	—	7.7	(18.0)	(10.3)
Effect of disposal of subsidiary	(13.5)	—	(7.7)	—	(21.2)
Effect of exchange rate changes	(345.8)	(0.6)	(3.2)	(1.6)	(351.2)

Balance at December 31, 2017	$5,648.7	$10,443.3	$25,186.3	$5,716.0	$46,994.3

Accumulated amortization and impairment
Balance at January 1, 2017	$—	$6,147.2	$18,144.5	$4,277.5	$28,569.2
Additions	—	1,548.3	2,310.7	487.7	4,346.7
Retirements	—	—	(75.2)	—	(75.2)
Reclassification	—	—	7.4	(17.1)	(9.7)
Impairment	13.5	—	—	—	13.5
Effect of disposal of subsidiary	(13.5)	—	(7.6)	—	(21.1)
Effect of exchange rate changes	—	(0.6)	(3.1)	(0.6)	(4.3)

Balance at December 31, 2017	$—	$7,694.9	$20,376.7	$4,747.5	$32,819.1

Carrying amounts at December 31, 2017	$5,648.7	$2,748.4	$4,809.6	$968.5	$14,175.2

The Company’s goodwill has been tested for impairment at the end of the annual reporting period and the recoverable amount is determined based on the value in use. The value in use was calculated based on the cash flow forecast from the financial budgets covering the future five-year period, and the Company used annual discount rates of 8.4% and 8.5% in its test of impairment as of December 31, 2016 and 2017, respectively, to reflect the relevant specific risk in the cash-generating unit.

For the years ended December 31, 2015 and 2016, the Company did not recognize any impairment loss on goodwill. For the year ended December 31, 2017, the Company assessed goodwill impairment and recognized an impairment loss of NT$13.5 million related to a subsidiary since the operating result of this cash generating unit was not as expected and the recoverable amount of goodwill was nil. Such impairment loss was recognized in other operating income and expenses.

In August 2015, TSMC Solar ceased its manufacturing operation and the Company recognized an impairment loss of NT$58.5 million in the third quarter of 2015 since the carrying amounts of technology license fees, software and system design costs were expected to be unrecoverable. Their recoverable amount determined on the basis of value in use is nil. Such impairment loss was included in other operating income and expenses.